Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Professional fees related parties	$ 155,000	$ 90,000	$ 422,000	$ 270,000
Professional fees related paty	$ 303,574	$ 460,378	$ 1,721,479	$ 1,445,004	$ 2,269,756	$ 1,153,731
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Professional fees related paty					$ 410,400	$ 180,000